Intangible assets - Summary of Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 6,039,521	$ 4,249,034
Acquisition	15,309	3,540,675
Disposal	(1,912)
Amortization	(1,847,358)	(1,438,306)
Impairment	(4,070,331)	0
Difference in Foreign currency translation	(41,397)	(311,882)
Ending balance	93,832	6,039,521
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	59,339	94,276
Acquisition	0	0
Disposal	(1,912)
Amortization	(22,252)	(28,793)
Impairment		0
Difference in Foreign currency translation	(1,715)	(6,144)
Ending balance	33,460	59,339
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	134,639	251,108
Acquisition	15,309	0
Disposal	0
Amortization	(85,550)	(99,561)
Impairment		0
Difference in Foreign currency translation	(4,033)	(16,908)
Ending balance	60,365	134,639
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	27	399
Acquisition	0	0
Disposal	0
Amortization	(19)	(341)
Impairment		0
Difference in Foreign currency translation	(1)	(31)
Ending balance	7	27
Distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,845,516	3,903,251
Acquisition	0	3,540,675
Disposal	0
Amortization	(1,739,537)	(1,309,611)
Impairment	(4,070,331)	0
Difference in Foreign currency translation	(35,648)	(288,799)
Ending balance	$ 0	$ 5,845,516